Basis of Presentation and Summary of Significant Accounting Policies - Summary of Information about Contract Balances (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Opening Balance	$ 1,051	$ 916	$ 916	$ 413
Increase/(decrease), net	(665)	(171)	135	503
Ending Balance	386		1,051	916
Unbilled receivable
Opening Balance	219	868	868	220
Increase/(decrease), net	104		(649)	648
Ending Balance	323		219	868
Contract assets (current)
Opening Balance	93	195	195	82
Increase/(decrease), net	128		(102)	113
Ending Balance	221		93	195
Contract assets (long-term)
Opening Balance as of December 31, 2018	93	110	110	0
Increase/(decrease), net	(57)		(17)	110
Ending Balance	36		93	110
Deferred revenue
Opening Balance	57	$ 200	200	0
Deferred revenue	(52)		(143)	200
Ending Balance	$ 5		$ 57	$ 200